(18) PRIVATE PENSION PLAN (Details 1) - Present Value Of Actuarial Obligations [Member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes In Net Defined Benefit Liability (Asset)
Opening balance	R$ 6,668,050	R$ 5,124,182	R$ 5,175,439
Business combination		474,710
Gross current service cost	6,356	4,570	4,945
Interest on actuarial obligations	703,927	643,894	577,324
Participants' contributions transferred during the year	3,373	2,563	2,465
Actuarial loss: effect of changes in demographic assumptions	17,383	3,602	(858)
Actuarial loss: effect of changes in financial assumptions	(2,843)	889,770	(181,273)
Benefits paid during the year	(532,705)	(475,241)	(453,860)
End balance	6,863,541	6,668,050	5,124,182
Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member]
Changes In Net Defined Benefit Liability (Asset)
Opening balance	4,524,008	3,793,259	3,820,563
Business combination		0
Gross current service cost	707	828	1,183
Interest on actuarial obligations	476,613	467,872	425,465
Participants' contributions transferred during the year	37	59	12
Actuarial loss: effect of changes in demographic assumptions	225	0	(226)
Actuarial loss: effect of changes in financial assumptions	(6,993)	619,803	(98,399)
Benefits paid during the year	(379,536)	(357,813)	(355,339)
End balance	4,615,061	4,524,008	3,793,259
Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member]
Changes In Net Defined Benefit Liability (Asset)
Opening balance	1,202,596	961,329	986,972
Business combination		0
Gross current service cost	3,153	3,242	3,733
Interest on actuarial obligations	127,561	121,158	110,425
Participants' contributions transferred during the year	2,044	2,020	1,842
Actuarial loss: effect of changes in demographic assumptions	328	0	(614)
Actuarial loss: effect of changes in financial assumptions	(3,586)	193,652	(70,590)
Benefits paid during the year	(84,634)	(78,805)	(70,439)
End balance	1,247,462	1,202,596	961,329
CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member]
Changes In Net Defined Benefit Liability (Asset)
Opening balance	108,486	90,609	88,621
Business combination		0
Gross current service cost	73	76	160
Interest on actuarial obligations	11,431	11,184	9,944
Participants' contributions transferred during the year	0	0	0
Actuarial loss: effect of changes in demographic assumptions	14	0	(12)
Actuarial loss: effect of changes in financial assumptions	(372)	14,909	(400)
Benefits paid during the year	(8,831)	(8,292)	(7,704)
End balance	110,801	108,486	90,609
Rio Grande Energia S.A. ("RGE") [Member]
Changes In Net Defined Benefit Liability (Asset)
Opening balance	352,879	278,985	279,283
Business combination		0
Gross current service cost	270	59	(131)
Interest on actuarial obligations	37,395	35,211	31,490
Participants' contributions transferred during the year	302	319	611
Actuarial loss: effect of changes in demographic assumptions	326	3,602	(6)
Actuarial loss: effect of changes in financial assumptions	(45)	57,793	(11,884)
Benefits paid during the year	(25,203)	(23,090)	(20,378)
End balance	365,924	352,879	278,985
RGE Sul Distribuidora de Energia S.A. ("RGE Sul") [Member]
Changes In Net Defined Benefit Liability (Asset)
Opening balance	480,081	0	0
Business combination		474,710
Gross current service cost	2,153	365	0
Interest on actuarial obligations	50,927	8,469	0
Participants' contributions transferred during the year	990	165	0
Actuarial loss: effect of changes in demographic assumptions	16,490	0	0
Actuarial loss: effect of changes in financial assumptions	8,153	3,613	0
Benefits paid during the year	(34,501)	(7,241)	0
End balance	R$ 524,293	R$ 480,081	R$ 0